GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Apr. 30, 2020
Goodwill [Line Items]
Beginning balance	$ 409,435	$ 415,752
Addition (Note 3)	169,893	3,999
Accumulated impairment loss	(137,921)	(30,522)
Disposal and write-off	(2,652)
Exchange difference	15,658	(10,316)
Goodwill, net	454,413	378,913
Impairment	107,399	$ 28,998	$ 0
Dada
Goodwill [Line Items]
Goodwill, net	$ 168,233			$ 168,233